Subsequent Events (Details) ¥ in Millions	1 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Feb. 08, 2023	Feb. 06, 2023 $ / shares shares	Jan. 03, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares)			13,680,000
Price per share (in Dollars per share) | $ / shares			$ 0.05
Forecast [Member]
Subsequent Events (Details) [Line Items]
increase in equity interest rate	57.73%
Ordinary shares (in Shares)	61,853,580
Zhongrong [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage				57.73%
Zhongrong [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage	53.44%
Capital contribution (in Yuan Renminbi) | ¥	¥ 122.7
Zhongji [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares)	13,660,720
Zhongji [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage			51.00%
Taiping [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares)	9,107,140
Taiping [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage		51.00%